SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Lease Segment shares	Dec. 31, 2016 USD ($) Lease	Dec. 31, 2015 USD ($)	Apr. 29, 2010 shares
Basis of Preparation [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Rent Receivables [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Investment in Direct Finance Lease [Abstract]
Number of leases recorded as investment in finance lease | Lease	1	1
Flight Equipment Held for Operating Lease [Abstract]
Useful life of flight equipment	25 years
Residual value percentage	15.00%
Taxes [Abstract]
Interest on unpaid income taxes and penalties	$ 0	$ 0	$ 0
New Accounting Pronouncements [Abstract]
Unamortized lease costs	$ 2,000,000
2010 Omnibus Incentive Plan [Member]
Share-Based Compensation [Abstract]
Number of share grants authorized (in shares) | shares	1,500,000			1,500,000
Fly-Z/C Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	57.40%